SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Minerals Technologies Inc. Savings and Investment Plan [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
PLAN NAME	MINERALS TECHNOLOGIES INC.SAVINGS AND INVESTMENT PLAN
EIN NUMBER	25-1190717
PLAN NUMBER	002